Financial instruments - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Contingent amount	$ 395
Unsettled derivative positions - assets (liabilities), net	6		$ (4)
Gains on change in fair value of derivatives	7		3
Losses on change in fair value of derivatives	$ 1		$ 7
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.55
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.57
Level 3 | Contingent consideration liabilities
Disclosure of detailed information about borrowings [line items]
Adjustments for changes in assumptions	$ 7	$ 0
Payments	$ 0	$ 15